ACCOUNTS RECEIVABLE, NET	12 Months Ended
Dec. 31, 2019
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

	At December 31,
	2018	2019
Accounts receivable
– from EPC services (billed)	$9,078,144	$2,753,277
– from EPC services (unbilled)	526,848	456,900
– from solar power project assets (1)	7,045,546	8,971,464
– from electricity generation revenue(2)	17,832,924	3,562,181
Total accounts receivable	34,483,462	15,743,822

Allowance for doubtful accounts	—	(1,908,803)
Accounts receivable, net	$34,483,462	$13,835,019
(1)

As of December 31, 2019, receivables by post-dated checks were $813,652 and dates of acceptance were from May 31, 2020 to November 30, 2021. Of which, $406,826 were classified as current and recorded in accounts receivable from solar power project assets, and $406,826 were classified as non-current and recorded in other non-current assets.

(2)

Accounts receivable from electricity generation revenue were mainly due from the state grid companies. The amounts included the portion of feed-in tariff(s) (FIT) for the electricity sold to the state grid companies in the PRC in which the relevant on-grid solar power stations are still pending for registration to the Renewable Energy Subsidy Catalog, which the Company has submitted the application for its solar power stations started operation before July 2017 to be registered on the Catalog in early 2020. The Company expects that a certain part of the feed-in tariff(s) (FIT) receivables will be recovered after twelve months from the reporting date, which are discounted at an effective interest rate. As of December 31, 2019, there are $1,317,137 of feed-in tariff(s) (FIT) receivables classified as current and $16,800,636 classified as non-current.

ALLOWANCES FOR DOUBTFUL ACCOUNTS

The Company establishes an allowance for doubtful accounts primarily based upon the collectability of the receivables in light of historical trends and adverse situations that may affect customers’ ability to pay. After appropriate collection efforts are exhausted, specific accounts receivable deemed to be uncollectible would be charged against the allowance in the period they are deemed uncollectible.

As of December 31, 2018, the Company did not provide an allowance for doubtful accounts on the account balances. As of December 31, 2019, the Company had an allowance for doubtful accounts of $1,908,803 from EPC services receivable.

As of December 31, 2018, receivables from an EPC services customer amounted to $6,036,988 (17%), which was greater than 10% of the account balance. As of December 31, 2019, receivables from a solar power customer amounted to $4,252,381 (31%), which was greater than 10% of the account balance.

For the years ended December 31, 2019 and 2018, a solar power customer accounted for 47% and nil of the Company’s net revenues, respectively.